UNITED STATES
					SECURITIES AND EXCHANGE COMMISSION
                                          Washington, D.C. 20549

                                                Form 13F

                                           Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: ____
	This Amendment (Check only one.): [ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		NLI International Inc.
Address: 	1251 Avenue of the Americas, 18th Floor
		New York, NY 10020-1198

Form 13F File Number: 28-3430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Tomohiko Masuda
Title: President
Phone: (212) 403-3400

Signature, Place, and Date of Signing:



________________________		New York, NY		_____________________

[Signature] 			[City, State] 		[Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 86

Form 13F Information Table Value Total: 399,287
(thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

	None

								FORM 13F INFORMATION TABLE
							NAME OF REPORTING MANAGER:  NLI INTERNATIONAL INC.

Column 1			Column 2     Column 3	Column 4	   Column 5	      Column 6    Column 7  Column 8


Name of 			Title of     Cusip 	Value 	   Amount and Type    		Investment  Other	Voting
Issuer				Class	     Number	($1,000)   of Security	     		Discretion  Managers   Authority
												 			(Shares)
							 		Shares or
							 		Principal   SH/PUT		         	  Sole Share None
							 		Amount     PRN CALL

3M CO                     	COM         88579Y101     2,182     	26,390     SH       	SOLE                  	26,390
ACCENTURE PLC IRELAND     	SHS CLASS A G1151C101     1,138     	27,420     SH       	SOLE                  	27,420
ACE LTD                   	SHS         H0023R105     3,760     	74,610     SH       	SOLE                  	74,610
ALLIANT ENERGY CORP       	COM         018802108     1,046     	34,570     SH       	SOLE                  	34,570
ALTERA CORP               	COM         021441100     4,179        184,660     SH       	SOLE                   184,660
ANADARKO PETE CORP        	COM         032511107       718     	11,500     SH       	SOLE                  	11,500
APACHE CORP               	COM         037411105     5,044     	48,900     SH       	SOLE                  	48,900
APPLE INC                 	COM         037833100    10,270     	48,710     SH       	SOLE                  	48,710
ARCHER DANIELS MIDLAND CO 	COM         039483102     2,882     	92,060     SH       	SOLE                  	92,060
AT&T INC                  	COM         00206R102     5,081        181,270     SH       	SOLE                   181,270
BANK OF AMERICA CORPORATIO	COM         060505104     8,342        553,870     SH       	SOLE                   553,870
BANK OF NEW YORK MELLON CO	COM         064058100     4,616        165,020     SH      	SOLE                   165,020
BAXTER INTL INC           	COM         071813109     6,711        114,360     SH       	SOLE                   114,360
BIOGEN IDEC INC           	COM         09062X103     5,477        102,370     SH      	SOLE                   102,370
BORGWARNER INC            	COM         099724106     4,956        149,190     SH       	SOLE                   149,190
CAPITAL ONE FINL CORP     	COM         14040H105     3,521     	91,840     SH       	SOLE                  	91,840
CARNIVAL CORP             	PAIRED CTF  143658300     6,064        191,330     SH       	SOLE                   191,330
CATERPILLAR INC DEL       	COM         149123101     1,948     	34,180     SH       	SOLE                    34,180
CLIFFS NATURAL RESOURCES I	COM         18683K101     2,166     	46,980     SH       	SOLE                  	46,980
CLOROX CO DEL             	COM         189054109     4,137     	67,800     SH       	SOLE                    67,800
COMCAST CORP NEW          	CL A        20030N101     2,173        128,940     SH       	SOLE                   128,940
CORNING INC               	COM         219350105     2,710        140,350     SH       	SOLE                   140,350
CUMMINS INC               	COM         231021106     4,476     	97,610     SH       	SOLE                    97,610
CVS CAREMARK CORPORATION  	COM         126650100     1,046     	32,470     SH       	SOLE                    32,470
DARDEN RESTAURANTS INC    	COM         237194105     4,042        115,230     SH       	SOLE                   115,230
DENTSPLY INTL INC NEW     	COM         249030107     2,463     	70,040     SH       	SOLE                    70,040
DOW CHEM CO               	COM         260543103     3,722        134,710     SH       	SOLE                   134,710
EXELON CORP               	COM         30161N101     5,925        121,230     SH       	SOLE                   121,230
EXXON MOBIL CORP          	COM         30231G102    11,732        172,060     SH       	SOLE                   172,060
FAMILY DLR STORES INC     	COM         307000109       487     	17,530     SH       	SOLE                    17,530
FEDEX CORP                	COM         31428X106       917     	10,980     SH       	SOLE                    10,980
FIRST SOLAR INC           	COM         336433107     4,306     	31,800     SH       	SOLE                    31,800
FREEPORT-MCMORAN COPPER & 	COM         35671D857     4,328     	53,900     SH       	SOLE                    53,900
GAMESTOP CORP NEW         	CL A        36467W109     5,427        247,360     SH       	SOLE                   247,360
GENERAL ELECTRIC CO       	COM         369604103     4,826        319,010     SH       	SOLE                   319,010
GILEAD SCIENCES INC      	COM         375558103     3,240     	74,870     SH       	SOLE                    74,870
GOLDMAN SACHS GROUP INC  	COM         38141G104     6,665     	39,480     SH       	SOLE                    39,480
GOOGLE INC                	CL A        38259P508     7,644     	12,330     SH       	SOLE                    12,330
HALLIBURTON CO            	COM         406216101     3,336        110,850     SH       	SOLE                   110,850
HARTFORD FINL SVCS GROUP I	COM         416515104     1,888     	81,150     SH       	SOLE                    81,150
HEINZ H J CO              	COM         423074103     3,110     	72,720     SH       	SOLE                    72,720
HEWLETT PACKARD CO        	COM         428236103    11,568        224,550     SH       	SOLE                   224,550
INTEL CORP                	COM         458140100    11,693        573,140     SH       	SOLE                   573,140
ISHARES INC               	MSCI BRAZIL 464286400       257      	 3,440     SH       	SOLE                     3,440
JOHNSON & JOHNSON         	COM         478160104     8,777        136,270     SH       	SOLE                   136,270
JPMORGAN CHASE & CO       	COM         46625H100    10,560        253,410     SH       	SOLE                   253,410
LOCKHEED MARTIN CORP      	COM         539830109     2,246     	29,800     SH       	SOLE                    29,800
MARATHON OIL CORP         	COM         565849106     1,567     	50,170     SH       	SOLE                    50,170
MCDONALDS CORP            	COM         580135101     7,354        117,770     SH       	SOLE                   117,770
MEDCO HEALTH SOLUTIONS INC	COM         58405U102     1,599     	25,020     SH       	SOLE                    25,020
MERCK & CO INC NEW        	COM         58933Y105     9,097        248,950     SH       	SOLE                   248,950
METLIFE INC               	COM         59156R108     6,441        182,200     SH       	SOLE                   182,200
MICROSOFT CORP            	COM         594918104     5,975        195,960     SH       	SOLE                   195,960
MOHAWK INDS INC           	COM         608190104     1,540     	32,370     SH       	SOLE                    32,370
MONSANTO CO NEW           	COM         61166W101     3,724     	45,540     SH       	SOLE                    45,540
MOTOROLA INC              	COM         620076109     5,843        753,060     SH       	SOLE                   753,060
NATIONAL OILWELL VARCO INC	COM         637071101     4,304     	97,620     SH       	SOLE                    97,620
NEWS CORP                 	CL A        65248E104     1,513        110,550     SH       	SOLE                   110,550
NORFOLK SOUTHERN CORP     	COM         655844108     4,837     	92,290     SH       	SOLE                  	92,290
OCCIDENTAL PETE CORP DEL  	COM         674599105     8,128     	99,900     SH       	SOLE                  	99,900
ORACLE CORP               	COM         68389X105     3,021        123,100     SH       	SOLE                   123,100
PEPSICO INC               	COM         713448108     7,484        123,070     SH       	SOLE                   123,070
PETROHAWK ENERGY CORP     	COM         716495106     5,871        244,690     SH       	SOLE                   244,690
PFIZER INC                	COM         717081103     2,419        132,970     SH       	SOLE                   132,970
PHILIP MORRIS INTL INC    	COM         718172109     6,713        139,300     SH       	SOLE                   139,300
PRECISION CASTPARTS CORP  	COM         740189105     1,032      	 9,350     SH       	SOLE                   	 9,350
PROCTER & GAMBLE CO       	COM         742718109     7,608        125,490     SH       	SOLE                   125,490
QUALCOMM INC              	COM         747525103    10,105        218,440     SH       	SOLE                   218,440
ROPER INDS INC NEW        	COM         776696106     3,753     	71,670     SH       	SOLE                    71,670
SEMPRA ENERGY             	COM         816851109     2,774     	49,550     SH       	SOLE                    49,550
SOUTHERN CO               	COM         842587107     3,225     	96,800     SH       	SOLE                    96,800
SPRINT NEXTEL CORP        	COM SER 1   852061100     3,483        951,620     SH       	SOLE                   951,620
SUNTRUST BKS INC          	COM         867914103     4,203        207,100     SH       	SOLE                   207,100
TEXTRON INC               	COM         883203101     3,158        167,880     SH       	SOLE                   167,880
THERMO FISHER SCIENTIFIC I	COM         883556102     5,248        110,050     SH       	SOLE                   110,050
TJX COS INC NEW           	COM         872540109     1,584     	43,350     SH       	SOLE                    43,350
TRANSOCEAN LTD            	REG SHS     H8817H100     7,654     	92,451     SH       	SOLE                    92,451
UNITED TECHNOLOGIES CORP  	COM         913017109     6,514     	93,870     SH       	SOLE                    93,870
URBAN OUTFITTERS INC      	COM         917047102     3,917        111,940     SH       	SOLE                   111,940
VERIZON COMMUNICATIONS INC	COM         92343V104     5,083        153,430     SH       	SOLE                   153,430
VISA INC                  	COM CL A    92826C839     1,181     	13,510     SH       	SOLE                    13,510
WAL MART STORES INC       	COM         931142103     6,438        120,450     SH       	SOLE                   120,450
WALGREEN CO               	COM         931422109     4,000        108,960     SH       	SOLE                   108,960
WELLPOINT INC             	COM         94973V107     5,436     	93,260     SH       	SOLE                    93,260
WELLS FARGO & CO NEW      	COM         949746101     7,710        285,680     SH       	SOLE                   285,680
YAHOO INC                 	COM         984332106     3,949        235,340     SH       	SOLE                   235,340


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